Share Capital - Schedule of Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of Options	10,340,968	8,185,949
Granted, Number of Options	555,000	2,872,800
Exercised, Number of Options	(423,031)	(205,254)
Forfeited, Number of Options	(1,007,565)	(512,527)
Ending balance, Number of Options	9,465,372	10,340,968
Exercise Price Range, lower range	$ 1.42	$ 1.88	$ 1.42
Exercise Price Range, upper range	$ 7.06	$ 7.09	$ 7.09
Beginning balance, Weighted Average, Price per Share	$ 4.62	$ 4.83
Granted, Weighted Average, Price per Share	$ 3.57	$ 4.09
Exercised, Weighted Average, Price per Share	$ 1.95	$ 2.39
Forfeited, Weighted Average, Price per Share	$ 5.02	$ 5.87
Ending balance, Weighted Average, Price per Share	$ 4.63	$ 4.62
Number of Exercisable Options	6,760,992	5,314,786	3,637,490
Weighted Average Price of Exercisable Options	$ 4.83	$ 4.61	$ 4.21
Granted [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	$ 3.25	$ 3.37
Exercise Price Range, upper range	$ 4.23	$ 4.37
Exercised [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	$ 1.42	$ 1.88
Exercise Price Range, upper range	$ 2.53	$ 4.50
Forfeited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	$ 3.33	$ 3.33
Exercise Price Range, upper range	$ 7.06	$ 7.09